Income Taxes - Schedule of Reconciliation of Taxes on Income (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Schedule of Reconciliation of Taxes on Income [Abstract]
Book Income (loss from operations)			$ (2,201,350)	$ (1,151,916)
Common stock issued for services			323,880	155,966
Impairment expense			754,996
Unused operating losses			1,122,474	995,950
Income tax expense